Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 48.9%
Automobiles - 0.7%
General Motors Co.	75,000	$ 1,866,750

Banks - 2.6%
Bank of America Corp.	57,000	1,418,160
Citigroup, Inc.	20,000	1,000,200
JPMorgan Chase & Co.	45,000	4,348,800

		6,767,160

Biotechnology - 2.7%
AbbVie, Inc.	55,000	5,220,050
Amgen, Inc.	7,000	1,712,690

		6,932,740

Building Products - 0.5%
Carrier Global Corp.	20,000	544,800
Fortune Brands Home & Security, Inc.	10,000	765,000

		1,309,800

Capital Markets - 1.0%
Blackstone Group, Inc., Class A	15,000	799,200
Morgan Stanley	35,000	1,710,800

		2,510,000

Chemicals - 1.0%
LyondellBasell Industries NV, Class A	43,000	2,688,360

Communications Equipment - 1.6%
Cisco Systems, Inc.	90,000	4,239,000

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	20,000	1,149,600

Electric Utilities - 0.5%
Duke Energy Corp.	15,000	1,271,100

Energy Equipment & Services - 0.0% (A)
Bristow Group, Inc. (B)	2,338	37,431

Equity Real Estate Investment Trusts - 0.9%
Healthpeak Properties, Inc.	25,000	682,250
STORE Capital Corp.	70,008	1,658,490

		2,340,740

Food & Staples Retailing - 1.1%
Walmart, Inc.	22,500	2,911,500

Health Care Providers & Services - 1.4%
CVS Health Corp.	60,000	3,776,400

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	16,000	3,108,480

Household Durables - 0.9%
D.R. Horton, Inc.	25,000	1,654,000
Garmin, Ltd.	7,500	739,425

		2,393,425

Insurance - 2.3%
Allstate Corp.	18,600	1,755,654
Fidelity National Financial, Inc.	110,000	3,559,600
MetLife, Inc.	20,000	757,000

		6,072,254

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.1%
Alphabet, Inc., Class C (B)	5,500	$ 8,156,280

Mortgage Real Estate Investment Trusts - 2.3%
AGNC Investment Corp.	110,000	1,496,000
Annaly Capital Management, Inc.	289,350	2,144,083
Blackstone Mortgage Trust, Inc., Class A (C)	54,925	1,322,045
Starwood Property Trust, Inc.	78,000	1,166,100

		6,128,228

Multi-Utilities - 0.8%
Dominion Energy, Inc.	25,000	2,025,750

Multiline Retail - 1.1%
Target Corp.	22,500	2,832,300

Oil, Gas & Consumable Fuels - 1.0%
BP PLC, ADR	55,000	1,212,200
Royal Dutch Shell PLC, Class B, ADR	45,000	1,273,500

		2,485,700

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	75,000	4,399,500
GlaxoSmithKline PLC, ADR	25,000	1,008,000
Johnson & Johnson	17,500	2,550,800
Merck & Co., Inc.	50,000	4,012,000
Pfizer, Inc.	25,000	962,000

		12,932,300

Semiconductors & Semiconductor Equipment - 4.6%
Broadcom, Inc.	15,000	4,751,250
Micron Technology, Inc. (B)	50,000	2,502,750
QUALCOMM, Inc.	45,000	4,752,450

		12,006,450

Software - 2.8%
Microsoft Corp.	35,750	7,329,108

Specialty Retail - 2.2%
Foot Locker, Inc.	60,050	1,764,870
Lowe’s Cos., Inc.	26,275	3,912,610

		5,677,480

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	34,500	14,663,880
Seagate Technology PLC	20,000	904,400

		15,568,280

Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	47,500	634,600

Tobacco - 1.2%
Philip Morris International, Inc.	40,000	3,072,400

Total Common Stocks (Cost $113,270,749)		128,223,616

PREFERRED STOCKS - 6.2%
Automobiles - 0.2%
Ford Motor Co.,
6.20%	20,000	474,200

Banks - 1.9%
BancorpSouth Bank,
Series A, 5.50% (C)	40,000	1,041,200

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Bank of America Corp.,
Series KK, 5.38%	40,000	$ 1,090,000
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (C) (D)	12,000	340,680
Dime Community Bancshares, Inc.,
Series A, 5.50%	45,000	909,000
KeyCorp,
Series F, 5.65%	17,451	469,955
Wells Fargo & Co.,
Series Q, Fixed until 09/15/2023, 5.85% (C) (D)	40,000	1,009,200

		4,860,035

Diversified Financial Services - 0.2%
Voya Financial, Inc.,
Series B, Fixed until 09/15/2029, 5.35% (D)	19,547	551,030

Equity Real Estate Investment Trusts - 0.5%
Colony Capital, Inc.,
Series G, 7.50%	8,250	166,650
Monmouth Real Estate Investment Corp.,
Series C, 6.13%	50,000	1,256,000

		1,422,650

Insurance - 1.3%
Aspen Insurance Holdings, Ltd.,
5.63%	20,000	506,800
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (D)	35,000	912,100
Enstar Group, Ltd.,
Series E, 7.00%	60,000	1,572,000
Globe Life, Inc.,
6.13%	20,000	520,000

		3,510,900

Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (D)	63,100	1,433,632
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (D)	62,000	1,391,900
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (D)	45,000	1,026,000
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (D)	39,800	829,034

		4,680,566

Real Estate Management & Development - 0.3%
Brookfield Property Partners, LP,
Series A-1, 6.50%	39,500	791,975

Total Preferred Stocks (Cost $17,252,067)		16,291,356

MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
AllianceBernstein Holding, LP	35,000	994,350

Total Master Limited Partnership (Cost $679,990)		994,350

	Principal	Value
CORPORATE DEBT SECURITIES - 43.3%
Air Freight & Logistics - 0.2%
XPO Logistics, Inc.
6.13%, 09/01/2023 (E)	$ 500,000	$ 509,845

Auto Components - 2.2%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (E)	1,750,000	1,872,710
8.50%, 05/15/2027 (E)	1,250,000	1,313,750
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	87,789
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,844,500
5.63%, 06/15/2028	250,000	262,500
Goodyear Tire & Rubber Co.
7.00%, 03/15/2028	475,000	470,250

		5,851,499

Automobiles - 1.0%
General Motors Co.
6.80%, 10/01/2027	500,000	608,848
Tesla, Inc.
5.30%, 08/15/2025 (E)	2,000,000	2,070,000

		2,678,848

Building Products - 1.2%
Builders FirstSource, Inc.
6.75%, 06/01/2027 (E)	900,000	990,000
JELD-WEN, Inc.
4.88%, 12/15/2027 (C) (E)	2,000,000	2,035,000

		3,025,000

Capital Markets - 2.2%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (E)	2,565,000	2,513,700
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026 (E)	2,000,000	2,110,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	1,000,000	1,020,300

		5,644,000

Chemicals - 1.0%
Blue Cube Spinco LLC
9.75%, 10/15/2023	1,250,000	1,303,125
Methanex Corp.
5.25%, 12/15/2029	1,500,000	1,451,250

		2,754,375

Commercial Services & Supplies - 1.7%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (E)	1,000,000	1,060,000
Cimpress PLC
7.00%, 06/15/2026 (E)	2,350,000	2,380,550
FXI Holdings, Inc.
7.88%, 11/01/2024 (E)	737,000	640,269
Stena International SA
6.13%, 02/01/2025 (E)	300,000	289,500

		4,370,319

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.6%
CommScope Technologies LLC
6.00%, 06/15/2025 (E)	$ 1,000,000	$ 1,021,700
CommScope, Inc.
8.25%, 03/01/2027 (C) (E)	500,000	539,200

		1,560,900

Construction & Engineering - 1.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 09/15/2027 (E)	1,300,000	1,300,000
Forestar Group, Inc.
5.00%, 03/01/2028 (E)	2,250,000	2,250,000
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (E)	200,000	206,000
Tutor Perini Corp.
6.88%, 05/01/2025 (C) (E)	250,000	249,335

		4,005,335

Construction Materials - 1.7%
Cemex SAB de CV
5.45%, 11/19/2029 (E)	1,500,000	1,453,815
7.38%, 06/05/2027 (E)	500,000	533,055
Norbord, Inc.
5.75%, 07/15/2027 (E)	2,000,000	2,130,000
US Concrete, Inc.
6.38%, 06/01/2024	305,000	311,100

		4,427,970

Consumer Finance - 1.4%
Altice Financing SA
7.50%, 05/15/2026 (E)	1,050,000	1,129,012
Credit Acceptance Corp.
5.13%, 12/31/2024 (E)	500,000	509,000
6.63%, 03/15/2026	250,000	260,938
Enova International, Inc.
8.50%, 09/15/2025 (E)	2,000,000	1,800,000

		3,698,950

Diversified Consumer Services - 0.9%
Carriage Services, Inc.
6.63%, 06/01/2026 (E)	2,261,000	2,391,030

Diversified Financial Services - 1.0%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (E)	1,000,000	920,000
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.02% (D), 12/21/2065 (E)	900,000	449,109
Quicken Loans LLC
5.25%, 01/15/2028 (E)	1,250,000	1,350,088

		2,719,197

Diversified Telecommunication Services - 0.6%
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (E)	1,500,000	1,548,750

Electric Utilities - 0.5%
Drax Finco PLC
6.63%, 11/01/2025 (E)	1,371,000	1,429,268

Electrical Equipment - 0.4%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (E)	1,000,000	1,097,390

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
MTS Systems Corp.
5.75%, 08/15/2027 (E)	$ 300,000	$ 292,035

Energy Equipment & Services - 3.0%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (E)	1,500,000	1,515,000
Enviva Partners, LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (E)	3,800,000	4,094,500
Transocean Poseidon, Ltd.
6.88%, 02/01/2027 (E)	1,250,000	1,128,125
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (E)	750,000	658,125
Transocean, Inc.
8.00%, 02/01/2027 (E)	1,000,000	487,800

		7,883,550

Equity Real Estate Investment Trusts - 0.7%
GEO Group, Inc.
5.13%, 04/01/2023	1,500,000	1,278,750
5.88%, 01/15/2022	650,000	617,500

		1,896,250

Food Products - 0.9%
B&G Foods, Inc.
5.25%, 04/01/2025	1,184,000	1,237,434
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (E)	1,000,000	1,025,000

		2,262,434

Hotels, Restaurants & Leisure - 2.2%
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (E)	1,200,000	1,116,000
Scientific Games International, Inc.
7.00%, 05/15/2028 (E)	2,350,000	2,162,000
8.25%, 03/15/2026 (E)	1,000,000	1,001,590
VOC Escrow, Ltd.
5.00%, 02/15/2028 (E)	866,000	705,790
Wyndham Destinations, Inc.
6.35%, 10/01/2025	650,000	679,055

		5,664,435

Household Durables - 0.8%
LGI Homes, Inc.
6.88%, 07/15/2026 (E)	2,026,000	2,157,690

Household Products - 0.7%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,700,000	1,748,875

Industrial Conglomerates - 0.6%
General Electric Co.
Fixed until 01/21/2021 (F), 5.00% (D)	2,000,000	1,585,000

IT Services - 0.9%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,340,000

Leisure Products - 0.6%
Mattel, Inc.
5.88%, 12/15/2027 (C) (E)	1,500,000	1,627,785

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 1.8%
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (E)	$ 250,000	$ 263,750
Meritor, Inc.
6.25%, 02/15/2024	1,440,000	1,472,400
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,414,000
Terex Corp.
5.63%, 02/01/2025 (E)	1,150,000	1,165,962
Wabash National Corp.
5.50%, 10/01/2025 (E)	500,000	486,250

		4,802,362

Marine - 0.1%
Tidewater, Inc.
8.00%, 08/01/2022	393,528	342,369

Media - 1.1%
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (E)	1,250,000	962,587
6.63%, 08/15/2027 (E)	1,500,000	821,250
TEGNA, Inc.
5.00%, 09/15/2029 (E)	1,000,000	1,008,120

		2,791,957

Metals & Mining - 0.9%
Arconic Corp.
6.00%, 05/15/2025 (E)	250,000	269,530
Kaiser Aluminum Corp.
6.50%, 05/01/2025 (E)	1,200,000	1,272,000
U.S. Steel Corp.
6.88%, 08/15/2025 (C)	1,000,000	700,000

		2,241,530

Mortgage Real Estate Investment Trusts - 0.6%
AG Issuer LLC
6.25%, 03/01/2028 (E)	1,000,000	1,012,500
Starwood Property Trust, Inc.
3.63%, 02/01/2021	500,000	493,750

		1,506,250

Multiline Retail - 0.7%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	240,851
7.75%, 07/15/2026	1,150,000	1,230,373
7.88%, 01/01/2023	350,000	356,879

		1,828,103

Oil, Gas & Consumable Fuels - 2.1%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,559,000	1,558,807
6.38%, 05/01/2024	450,000	452,678
Hess Midstream Operations, LP
5.13%, 06/15/2028 (E)	2,000,000	2,025,000
Holly Energy Partners, LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (E)	1,000,000	988,110
Valero Energy Corp.
8.75%, 06/15/2030	300,000	426,505

		5,451,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.2%
Boise Cascade Co.
4.88%, 07/01/2030 (E)	$ 400,000	$ 424,000

Personal Products - 0.8%
HLF Financing SARL LLC / Herbalife International, Inc.
7.25%, 08/15/2026 (E)	2,000,000	2,100,000

Pharmaceuticals - 0.4%
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (E)	500,000	502,490
5.25%, 01/30/2030 (E)	500,000	510,625

		1,013,115

Professional Services - 0.1%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (E)	380,000	385,700

Real Estate Management & Development - 0.5%
Hunt Cos., Inc.
6.25%, 02/15/2026 (E)	347,000	324,445
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,000,000	1,003,750

		1,328,195

Road & Rail - 0.9%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (E)	350,000	329,073
6.75%, 03/15/2022 (E)	1,415,000	1,436,381
9.75%, 08/01/2027 (E)	500,000	516,250

		2,281,704

Software - 0.5%
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc.
6.00%, 07/15/2025 (E)	1,250,000	1,303,125

Specialty Retail - 2.2%
Carvana Co.
8.88%, 10/01/2023 (E)	3,082,000	3,205,280
L Brands, Inc.
6.69%, 01/15/2027	1,000,000	967,500
6.88%, 07/01/2025 (E)	500,000	538,490
Lithia Motors, Inc.
5.25%, 08/01/2025 (E)	1,000,000	1,040,000

		5,751,270

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (E)	750,000	1,017,910

Textiles, Apparel & Luxury Goods - 0.0% (A)
PVH Corp.
7.75%, 11/15/2023	100,000	110,750

Trading Companies & Distributors - 0.6%
H&E Equipment Services, Inc.
5.63%, 09/01/2025	1,500,000	1,561,875

Wireless Telecommunication Services - 0.8%
Altice France SA
7.38%, 05/01/2026 (E)	2,000,000	2,133,300

Total Corporate Debt Securities (Cost $115,228,940)		113,545,345

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio,
0.12% (G)	2,961,093	$ 2,961,093

Total Other Investment Company (Cost $2,961,093)		2,961,093

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (G), dated 07/31/2020, to be repurchased at $954,972 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $974,087.	$ 954,972	954,972

Total Repurchase Agreement (Cost $954,972)		954,972

Total Investments (Cost $250,347,811)		262,970,732
Net Other Assets (Liabilities) - (0.3)%		(661,445)

Net Assets - 100.0%		$ 262,309,287

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$128,223,616	$—	$—	$128,223,616
Preferred Stocks	16,291,356	—	—	16,291,356
Master Limited Partnership	994,350	—	—	994,350
Corporate Debt Securities	—	113,545,345	—	113,545,345
Other Investment Company	2,961,093	—	—	2,961,093
Repurchase Agreement	—	954,972	—	954,972

Total Investments	$148,470,415	$114,500,317	$—	$262,970,732

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,950,164, collateralized by cash collateral of $2,961,093 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,071,785. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $84,105,644, representing 32.1% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rates disclosed reflect the yields at July 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 7